Scudder Kemper Investments, Inc.
                                                Two International Place
                                                Boston, MA  02110
                                                June 23, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Tax Free Money Fund (Reg. No. 2-65669) (811-2959) (the "Fund") Post Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A

Ladies and Gentlemen:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 18, 1999. The Fund further certifies that the Prospectus does not differ from that which was filed as a part of the Fund's Post-Effective Amendment No. 26 filed electronically on April 30, 1999.

         Comments or questions concerning this certificate may be directed to Gregory Pottle at (617) 295-3033.


                                                  Very truly yours,




                                         By:      /s/ Caroline Pearson
                                                  ------------------------------
                                                  Caroline Pearson
                                                  Assistant Secretary,
                                                  Scudder Tax Free Money Fund








cc:      John Kim, Esq.
         Willkie Farr & Gallagher